LEASES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Leases
Depreciation expense of right-of-use assets	$ 47	¥ 346	¥ 1,050	¥ 1,413
Interest on lease liabilities	1	6	99	133
Expense relating to short-term leases	52	371	323	490
Total amounts recognized in profit or loss	$ 100	¥ 723	¥ 1,472	¥ 2,036